Net Loss Per Share (Schedule of Earnings Per Share, Basic and Diluted)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Restricted Unvested Common Stock [Member]	Dec. 31, 2012 Class B Units [Member]	May 31, 2012 Series A Preferred Stock [Member]	Jul. 24, 2012 Series B Preferred Stock [Member]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations attributable to stockholders	$ 0	$ (14,351)	$ (12,650)	$ (6,993)	$ (4,706)					$ (38,700)	$ (3,883)
Less: dividends declared on Preferred shares		158	140	70	0					(368)	0
Net Income (Loss) Before Discontinued operations After Adjustments for Dividends on Preferred Stock, Available to Common Stockholders, Basic		(14,509)	(12,790)	(7,063)	(4,706)	(2,647)	(1,122)	(82)	(32)	(39,068)	(3,883)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	(259)	(41)	(77)	(322)	(808)	(8)	0	0	(699)	(816)
Net loss from continuing operations attributable to common stockholders		$ (14,768)	$ (12,831)	$ (7,140)	$ (5,028)	$ (3,455)	$ (1,130)	$ (82)	$ (32)	$ (39,767)	$ (4,699)
Weighted average common shares outstanding		178,480,894	138,323,562	68,312,582	23,609,509	12,553,958	2,166,783	20,000	20,000	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ 0.00									$ (0.38)	$ (1.04)
Basic and diluted net loss per share from discontinued operations attributable to stockholders										$ (0.01)	$ (0.22)
Basic and diluted net loss per share attributable to common stockholders	$ 0.00					$ (0.22)	$ (0.52)	$ (4.10)	$ (1.60)	$ (0.39)	$ (1.26)
Antidilutive securtities excluded from computation of earnings per share										1,621,349		214,333	137,771
Shares Issued (in shares)														545,454	283,018